Events after the Balance-Sheet Date	12 Months Ended
Dec. 31, 2023
Events after the Balance-Sheet Date
Events after the Balance-Sheet Date

33.Events after the Balance-Sheet Date

On March 6, 2024, the Company issued 8,650 shares pursuant to an exercise of 2,400 2020 ESOP Warrants and 6,250 2021 ESOP Warrants. Consequently, on the date of this Annual Report, the Company’s registered capital amounts to EUR 4,927,355.12, represented by 28,682,635 shares. On March 19, 2024, the Company issued a press release announcing that the Company’s DREAM U.S. pivotal trial met its primary endpoints. More information can be found in the press release.